United States

Securities and Exchange Commission

Washington, D.C. 20549

Amended

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Companies

811-4314

(Investment Company Act File Number)

Intermediate Municipal Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 5/31/10

Date of Reporting Period: Quarter ended 2/28/10

Item 1.	Schedule of Investments

Federated Intermediate Municipal Trust

Portfolio of Investments

February 28, 2010 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 98.8%
	Alabama – 3.6%
$4,000,000	Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds (Series A), 5.00% (Baptist Health System, Inc.), 11/15/2014	$4,170,240
3,080,000	Mobile County, AL, UT GO Refunding Warrants, 5.25% (Assured Guaranty Municipal Corp. INS), 8/1/2017	3,519,362
	TOTAL	7,689,602
	Alaska – 1.0%
1,000,000	Alaska State Sport Fishing, Revenue Bonds, 4.25% (CIFG Assurance NA INS)/(Original Issue Yield: 4.29%), 4/1/2015	1,071,010
1,000,000	Alaska State Sport Fishing, Revenue Bonds, 4.375% (CIFG Assurance NA INS), 4/1/2016	1,067,450
	TOTAL	2,138,460
	Arizona – 5.2%
2,000,000	Arizona Transportation Board , Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2017	2,323,440
1,000,000	Mesa, AZ Street and Highway, Revenue Bonds, 6.25% (National Public Finance Guarantee Corporation INS), 7/1/2012	1,120,980
925,000	Pima County, AZ IDA, PCRBs (Series 2009A), 4.95% (Tucson Electric Power Co.), 10/1/2020	926,471
1,025,000	Pima County, AZ IDA, Revenue Bonds (Series A), 5.125% (American Charter School Foundation)/(Original Issue Yield: 5.20%), 7/1/2015	985,537
1,000,000	Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2009A), 5.00%, 1/1/2021	1,132,760
2,000,000	Tempe, AZ IDA, Excise Tax Revenue Bonds, 5.25% (AMBAC INS), 7/1/2017	2,275,100
2,000,000	Tucson, AZ Street & Highway, Revenue Bonds (Series 1994-E), 6.75% (National Public Finance Guarantee Corporation INS), 7/1/2013	2,347,220
	TOTAL	11,111,508
	Arkansas – 1.0%
1,000,000	Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	992,500
1,000,000	University of Arkansas, Revenue Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 3/1/2016	1,144,610
	TOTAL	2,137,110
	California – 9.5%
1,500,000	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2009F-1), 5.00%, 4/1/2022	1,650,015
1,335,000	California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2005F), 5.00%, 5/1/2022	1,464,375
1,000,000	California State Department of Water Resources, Revenue Bonds (Series AE), 5.00% (Central Valley Project), 12/1/2028	1,073,360
1,000,000	California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2021	1,135,350
1,020,000	California State Public Works Board, Revenue Refunding Bonds, 5.25% (FGIC and National Public Finance Guarantee Corporation INSs), 11/1/2019	1,062,514
1,000,000	La Canada, CA USD, UT GO (Series A), 5.50% (National Public Finance Guarantee Corporation INS), 8/1/2024	1,111,750
3,000,000	Los Angeles, CA USD, UT GO Bonds (Series 2009I), 5.00%, 7/1/2021	3,293,250
1,675,000	Placentia-Yorba Linda, CA USD, UT GO Bonds (Series B), 5.375% (National Public Finance Guarantee Corporation INS), 8/1/2022	1,819,988
2,000,000	San Diego, CA Public Facilities Authority, Senior Sewer Revenue Refunding Bonds (Series 2009B), 5.00%, 5/15/2017	2,282,920
3,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 5.50%, 5/1/2025	3,195,510
2,000,000	Southern California Public Power Authority (Southern Transmission System), Transmission Project Revenue Bonds (2009 Subordinate Refunding Series A), 5.00%, 7/1/2019	2,261,160
	TOTAL	20,350,192
	Colorado – 3.1%
1,000,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2016	1,029,550
900,000	Denver (City & County), CO, Airport System Revenue Bonds (Series 2009A), 5.00% (Denver, CO City & County Department of Aviation), 11/15/2016	1,015,182
1,000,000	Douglas County, CO School District, UT GO Bonds, 5.75% (United States Treasury PRF 12/15/2014@100), 12/15/2021	1,197,390
1,500,000	Platte River, CO Power Authority, Power Revenue Bonds (Series 2009HH), 5.00%, 6/1/2021	1,706,265

Principal Amount		Value
$1,465,000	Summit County, CO School District No. RE1, UT GO Refunding Bonds, 5.75% (Assured Guaranty Municipal Corp. INS), 12/1/2012	1,598,007
	TOTAL	6,546,394
	Connecticut – 2.0%
3,685,000	Connecticut State, GO Bonds (Series 2008A), 5.00%, 4/15/2016	4,291,846
	District of Columbia – 0.7%
1,405,000	District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS), 10/1/2017	1,424,150
	Florida – 3.5%
1,000,000	Orlando, FL Utilities Commission, System Revenue Refunding Bonds (Series 2009B), 5.00%, 10/1/2023	1,104,320
2,135,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2019	2,364,150
2,630,000	Tallahassee, FL Consolidated Utility System, Revenue Bonds (Series 2007), 5.00%, 10/1/2019	2,917,380
1,010,000	Volusia County, FL School District, COP (Series A), 5.00% (Assured Guaranty Municipal Corp. INS 8/1/2015@100), 8/1/2019	1,065,287
	TOTAL	7,451,137
	Georgia – 4.7%
1,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,125,120
4,000,000	Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 5.00%, 6/1/2020	4,552,120
2,000,000	Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	2,068,920
2,000,000	Municipal Electric Authority of Georgia, General Resolution Subordinated Bonds (Series 2008A), 5.25%, 1/1/2018	2,276,500
	TOTAL	10,022,660
	Illinois – 5.0%
2,000,000	Chicago, IL Board of Education, UT GO Bonds (Series 2007D), 5.00% (Assured Guaranty Municipal Corp. INS), 12/1/2021	2,174,240
1,000,000	Chicago, IL O'Hare International Airport, Revenue Bonds (Series A), 4.00% (Assured Guaranty Municipal Corp. INS), 1/1/2015	1,078,010
2,000,000	Chicago, IL, UT GO Bonds (Series 2008A), 5.00%, 1/1/2019	2,231,820
1,000,000	Illinois Department Central Management Services, COP, 5.50% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.55%), 7/1/2013	1,003,340
1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2007), 5.00% (University of Chicago), 7/1/2019	1,122,900
2,000,000	Illinois Finance Authority, Revenue Bonds (Series 2008B), 5.50% (Children's Memorial Hospital), 8/15/2021	2,135,180
1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2008B), 5.50% (Children's Memorial Hospital), 8/15/2023	1,056,060
	TOTAL	10,801,550
	Indiana – 2.9%
1,000,000	Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series B), 5.00% (Clarian Health Obligated Group), 2/15/2019	1,030,600
1,275,000	Indiana State Finance Authority, Environmental Facilities Refunding Revenue Bonds (Series 2009B), 4.90% (Indianapolis, IN Power & Light Co.), 1/1/2016	1,352,661
2,960,000	Indianapolis, IN Gas Utility Distribution System, Second Lien Revenue Refunding Bonds (Series 2008C), 5.00% (Assured Guaranty Corp. INS), 6/1/2013	3,294,539
500,000	Purdue University, IN, Student Fee Bonds (Series 2010Y), 5.00%, 7/1/2020	584,250
	TOTAL	6,262,050
	Iowa – 1.1%
1,000,000	Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2016	922,530
1,400,000	Iowa Finance Authority, Private College Revenue Bonds, 6.50% (Drake University)/(National Public Finance Guarantee Corporation INS), 12/1/2011	1,485,036
	TOTAL	2,407,566
	Kansas – 0.9%
1,675,000	Geary County, KS USD 475, UT GO School Building Bonds, 5.25% (National Public Finance Guarantee Corporation INS), 9/1/2017	1,919,935
	Louisiana – 0.7%
1,400,000	Louisiana State Citizens Property Insurance Corp., Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2018	1,456,574
	Maryland – 2.2%
2,000,000	Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2019	2,340,300
2,000,000	Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2021	2,302,420
	TOTAL	4,642,720

Principal Amount		Value
	Michigan – 8.7%
$1,000,000	Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	1,105,720
1,000,000	Detroit, MI Sewage Disposal System, Revenue Bonds (Series A), 5.50% (Berkshire Hathaway Assurance Corp. and FGIC INS), 7/1/2036	1,036,470
1,500,000	Detroit, MI Water Supply System, Revenue Bonds (Series A), 5.00% (Assured Guaranty Municipal Corp. INS), 7/1/2016	1,626,120
2,000,000	Detroit, MI, Refunding UT GO Bonds (Series 2008-B), 5.00% (Assured Guaranty Corp. INS), 4/1/2018	2,030,900
1,785,000	Kent County, MI Airport Revenue, LT GO Airport Revenue Bonds (Series 2007), 5.00% (Gerald R. Ford International Airport), 1/1/2021	1,951,237
2,000,000	Michigan Municipal Bond Authority Clean Water Revolving Fund, Revenue Bonds, 5.00%, 10/1/2020	2,229,600
1,500,000	Michigan State Building Authority, Revenue Refunding Bonds (Series I), 5.00% TOBs, Mandatory Tender 10/15/2011 (AMBAC INS)	1,569,390
500,000	Michigan State Department of Transportation, Grant Anticipation Revenue Bonds, 4.50% (Assured Guaranty Municipal Corp. INS), 9/15/2015	554,495
500,000	Michigan State Department of Transportation, Grant Anticipation Revenue Bonds, 5.25% (Assured Guaranty Municipal Corp. INS), 9/15/2018	561,930
4,000,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	4,023,040
2,000,000	Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	2,007,740
	TOTAL	18,696,642
	Missouri – 0.6%
1,070,000	Missouri Highways & Transportation Commission, Revenue Bonds, 4.50%, 5/1/2017	1,223,213
	Nebraska – 0.8%
1,365,000	Omaha, NE, UT GO Bonds (Series 2000A), 6.50% (Escrowed In Treasuries COL), 12/1/2013	1,637,304
	Nevada – 1.6%
2,000,000	Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2014	2,253,080
1,100,000	Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,126,334
	TOTAL	3,379,414
	New Jersey – 3.9%
1,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2018	1,120,490
2,000,000	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds (Series 2006A), 5.25%, 12/15/2020	2,268,540
2,500,000	New Jersey Turnpike Authority, Revenue Bonds (Series 2009H), 5.00%, 1/1/2020	2,763,050
1,925,000	New Jersey Turnpike Authority, Revenue Bonds (Series A), 6.00% (Escrowed In Treasuries COL), 1/1/2013 (National Public Finance Guarantee Corporation INS)	2,204,452
	TOTAL	8,356,532
	New Mexico – 2.2%
3,075,000	Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.50%, 7/1/2023	3,582,867
1,000,000	University of New Mexico, Revenue Bonds (Series A), 5.00% (Assured Guaranty Municipal Corp. INS), 6/1/2021	1,102,030
	TOTAL	4,684,897
	New York – 2.5%
2,000,000	New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2022	2,212,280
1,000,000	New York State HFA State Personal Income Tax Revenue, Revenue Bonds (Series A), 5.00%, 9/15/2023	1,073,830
2,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue Bonds (Series 2007B), 5.00% (New York State Thruway Authority — Dedicated Highway & Bridge Trust Fund), 4/1/2023	2,163,180
	TOTAL	5,449,290
	North Carolina – 2.1%
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003A), 5.50%, 1/1/2012	1,074,870
1,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS), 1/1/2018	1,154,620
2,000,000	North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.00%, 3/1/2020	2,206,660
	TOTAL	4,436,150
	Ohio – 5.0%
1,150,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project Revenue Bonds (Series 2008A), 5.00%, 2/15/2016	1,253,834
2,000,000	Cleveland, OH Waterworks, Water Revenue Bonds (Series 2007P), 5.00%, 1/1/2017	2,296,520

Principal Amount			Value
$1,000,000		Columbus, OH Sewer System, Revenue Bonds (Series A), 5.00%, 6/1/2023	1,109,910
2,415,000		Cuyahoga County, OH, LT GO Bonds, 5.25%, 12/1/2018	2,743,174
1,000,000		Montgomery County, OH, Revenue Bonds, 5.50% (Catholic Health Initiatives)/(United States Treasury PRF 9/1/2011@100), 9/1/2016	1,071,460
2,000,000		Ohio Air Quality Development Authority, PCR Refunding Bonds (Series 2009-C), 5.625% (FirstEnergy Solutions Corp.), 6/1/2018	2,132,940
		TOTAL	10,607,838
		Oregon – 1.5%
1,775,000		Oregon State Department of Transportation, Revenue Bonds (Series A), 5.25% (United States Treasury PRF 11/15/2014@100), 11/15/2016	2,092,051
1,000,000		Sunrise Water Authority, OR, Revenue Bonds, 5.25% (Assured Guaranty Municipal Corp. INS), 3/1/2024	1,046,560
		TOTAL	3,138,611
		Pennsylvania – 4.9%
1,555,000		Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	1,699,459
1,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2017	1,103,910
1,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2020	1,078,800
3,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2009-105B), 4.25%, 4/1/2024	3,022,440
1,210,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2012	1,260,360
1,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25%, 1/1/2023	1,078,400
1,190,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA)/(United States Treasury PRF 12/1/2011@101), 12/1/2012	1,314,415
		TOTAL	10,557,784
		Puerto Rico – 1.0%
1,000,000		Commonwealth of Puerto Rico, UT GO (Series A), 5.25%, 7/1/2022	1,012,840
1,000,000		Puerto Rico Public Building Authority, Revenue Bonds (Series I), 5.50% (United States Treasury PRF 7/1/2014@100), 7/1/2023	1,167,710
		TOTAL	2,180,550
		South Carolina – 2.7%
2,000,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2009A-3), 5.00%, 1/1/2018	2,194,140
2,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds (Series 2007A), 5.00% (CareAlliance Health Services)/(Assured Guaranty Municipal Corp. INS), 8/15/2016	2,193,300
1,250,000		South Carolina State Public Service Authority (Santee Cooper), Refunding Revenue Obligations (Series 2009B), 5.00%, 1/1/2024	1,376,550
		TOTAL	5,763,990
		Tennessee – 0.5%
1,000,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2012	1,130,810
		Texas – 7.2%
1,430,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2016	1,611,581
1,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2020	1,087,340
1,500,000		Lower Colorado River Authority, TX, Revenue Refunding Bonds, 5.75%, 5/15/2028	1,589,820
2,000,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.50% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2017	2,164,780
1,000,000		North Texas Tollway Authority, Revenue Refunding Bonds (Series A), 6.00%, 1/1/2023	1,089,900
2,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (Series 2008), 5.00%, 2/1/2018	2,325,920
1,000,000		San Antonio, TX Water System, Revenue Refunding Bonds (Series 2002), 5.50% (Assured Guaranty Municipal Corp. INS), 5/15/2016	1,091,780
1,000,000		Spring, TX ISD, UT GO Refunding Bonds (Series 2008A), 5.00% (PSFG GTD), 8/15/2016	1,172,580
2,000,000		Texas State University System, Revenue Financing System Revenue Bonds (Series 2008), 5.00%, 3/15/2018	2,289,480
1,000,000	[1,2]	White Settlement, TX ISD, Capital Appreciation UT GO Refunding Bonds, 4.50% (PSFG GTD)/(Original Issue Yield: 4.50%), 8/15/2015	892,750
		TOTAL	15,315,931
		Utah – 1.5%
1,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.25%, 7/1/2020	1,069,130

Principal Amount		Value
$1,050,000	Salt Lake County, UT Municipal Building Authority, Refunding Revenue Bonds (Series 2001), 5.20% (United States Treasury PRF 10/15/2011@100)/(Original Issue Yield: 5.33%), 10/15/2020	1,130,042
1,000,000	Utah County, UT IDA, Environmental Improvement Revenue Bonds , 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,044,330
	TOTAL	3,243,502
	Virginia – 1.1%
2,000,000	Virginia Resources Authority, Clean Water State Revolving Fund Subordinated Revenue Bonds (Series 2008), 5.00%, 10/1/2019	2,336,900
	Washington – 2.8%
2,165,000	Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,421,682
2,000,000	Energy Northwest, WA, Project 3 Electric Revenue Refunding Bond (Series 2010-A), 5.00%, 7/1/2018	2,316,560
1,285,000	King County, WA School District No. 415 Kent, UT GO (Series A), 5.55% (Original Issue Yield: 5.582%), 12/1/2011	1,342,581
	TOTAL	6,080,823
	Wisconsin – 1.1%
2,000,000	Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 5.25% (Wisconsin State), 5/1/2020	2,263,120
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $200,681,587)	211,136,755
	SHORT-TERM MUNICIPALS – 1.2%;3
	Massachusetts – 0.3%
600,000	Commonwealth of Massachusetts, Consolidated Loan (Series 2006B) Daily VRDNs (Bank of America N.A. LIQ), 0.150%, 3/1/2010	600,000
	New York – 0.8%
1,800,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Second Generation Resolution Revenue Bonds (Series 2009BB-2) Daily VRDNs (Landesbank Hessen-Thueringen LIQ), 0.120%, 3/1/2010	1,800,000
	Pennsylvania – 0.1%
100,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. LIQ), 0.120%, 3/1/2010	100,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	2,500,000
	TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $203,181,587)[4]	213,636,755
	OTHER ASSETS AND LIABILITIES — NET — (0.0)%[5]	(89,615)
	TOTAL NET ASSETS — 100%	$213,547,140

At February 28, 2010, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1	Zero coupon bond, reflects effective rate at time of purchase.
2	Non-income producing security.
3	Current rate and next reset date shown on Variable Rate Demand Notes.
4	At February 28, 2010, the cost of investments for federal tax purposes was $203,181,587. The net unrealized appreciation from investments was $10,455,168. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,731,380 and net unrealized depreciation from investments for those securities having an excess of cost over value of $276,212.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1  -  quoted prices in active markets for identical securitiesLevel 2  -  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3  -  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
COL	— Collateralized
COP	— Certificate of Participation
EDA	— Economic Development Authority
FGIC	— Financial Guaranty Insurance Company

GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDRB	— Industrial Development Revenue Bond
INS	— Insured
ISD	— Independent School District
LIQ	— Liquidity Agreement
LT	— Limited Tax
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Prerefunded
PSFG	— Public School Fund Guarantee
SFM	— Single Family Mortgage
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Intermediate Municipal Trust

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. CHRISTOPHER DONAHUE
J. Christopher Donahue
Principal Executive Officer

Date June 22, 2010

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010